Portfolio of Investments
Columbia Floating Rate Fund, October 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 1.1%
Issuer	Shares	Value ($)
Communication Services 0.6%
Entertainment 0.5%
MGM Holdings II, Inc.(a)	33,207	4,354,268
Media 0.1%
Clear Channel Outdoor Holdings, Inc.(a)	198,952	576,961
Star Tribune Co. (The)(a),(b),(c)	1,098	—
Total		576,961
Total Communication Services		4,931,229
Consumer Discretionary 0.0%
Diversified Consumer Services 0.0%
Houghton Mifflin Harcourt Co.(a)	18,619	264,203
Multiline Retail 0.0%
Belk, Inc.(a)	231	4,697
Total Consumer Discretionary		268,900
Energy 0.3%
Energy Equipment & Services 0.1%
Covia Holdings Corp.(a)	57,253	729,976
Fieldwood Energy LLC(a)	595	62,177
McDermott International, Inc.(a)	184,336	105,072
Total		897,225
Oil, Gas & Consumable Fuels 0.2%
New Frontera Holdings(a)	64,498	141,089
Southcross Energy Partners LLC(a),(c)	107,918	7,015
Southcross Energy Partners LLC, Class A(a),(c)	2,041,444	1,112,587
Total		1,260,691
Total Energy		2,157,916
Financials —%
Capital Markets —%
RCS Capital Corp., Class B(a),(b),(c)	6,880	0
Total Financials		0
Industrials 0.2%
Machinery 0.2%
TNT Crane and Rigging, Inc.(a)	60,744	1,184,538
Total Industrials		1,184,538
Total Common Stocks (Cost $6,320,298)		8,542,583
Convertible Bonds 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.2%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	1,500,000	1,528,255
Total Convertible Bonds (Cost $1,422,872)			1,528,255

Corporate Bonds & Notes 4.5%

Brokerage/Asset Managers/Exchanges 0.3%
NFP Corp.(d)
08/15/2028	6.875%	2,750,000	2,796,363
Cable and Satellite 0.7%
DISH DBS Corp.
07/01/2026	7.750%	2,500,000	2,782,686
Radiate Holdco LLC/Finance, Inc.(d)
09/15/2026	4.500%	2,500,000	2,540,571
Total			5,323,257
Chemicals 0.1%
Herens Holdco Sarl(d)
05/15/2028	4.750%	1,053,000	1,045,300
Environmental 0.2%
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	2,000,000	1,980,455
Finance Companies 0.6%
Navient Corp.
06/25/2025	6.750%	2,000,000	2,200,006
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	2,500,000	2,514,285
Total			4,714,291
Food and Beverage 0.1%
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	602,000	617,088
Gaming 0.3%
Wynn Las Vegas LLC/Capital Corp.(d)
03/01/2025	5.500%	2,000,000	2,034,745
Leisure 0.5%
Cinemark USA, Inc.(d)
03/15/2026	5.875%	2,000,000	2,010,450
Columbia Floating Rate Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Caribbean Cruises Ltd.(d)
06/15/2023	9.125%	2,000,000	2,172,047
Total			4,182,497
Lodging 0.2%
Marriott Ownership Resorts, Inc.
01/15/2028	4.750%	1,250,000	1,273,316
Media and Entertainment 0.5%
Cumulus Media New Holdings, Inc.(d)
07/01/2026	6.750%	828,000	862,327
Diamond Sports Group LLC/Finance Co.(d)
08/15/2026	5.375%	2,591,000	1,463,915
iHeartCommunications, Inc.
05/01/2026	6.375%	478,473	501,250
05/01/2027	8.375%	867,232	923,602
Total			3,751,094
Other REIT 0.2%
Ladder Capital Finance Holdings LLLP/Corp.(d)
10/01/2025	5.250%	1,858,000	1,881,874
Property & Casualty 0.7%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	6.750%	3,444,000	3,562,951
BroadStreet Partners, Inc.(d)
04/15/2029	5.875%	2,000,000	1,965,528
Total			5,528,479
Technology 0.1%
Sabre GLBL, Inc.(d)
09/01/2025	7.375%	500,000	532,365
Total Corporate Bonds & Notes (Cost $36,689,336)			35,661,124

Exchange-Traded Fixed Income Funds 0.9%
	Shares	Value ($)
Floating Rate 0.9%
First Trust Senior Loan ETF	25,000	1,196,500
Invesco Senior Loan ETF	50,000	1,104,000
SPDR Blackstone Senior Loan ETF	100,000	4,590,000
Total		6,890,500
Total Exchange-Traded Fixed Income Funds (Cost $6,932,750)		6,890,500
Senior Loans 92.6%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
TransDigm, Inc.(e),(f)
Tranche F Term Loan
1-month USD LIBOR + 2.250% 12/09/2025	2.337%	2,755,569	2,720,325
Airlines 1.8%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 04/20/2028	5.500%	3,919,708	4,080,181
American Airlines, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 1.750% 06/27/2025	1.838%	1,712,321	1,655,386
1-month USD LIBOR + 1.750% 01/29/2027	1.837%	990,000	956,716
Kestrel Bidco, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/11/2026	4.000%	2,810,049	2,762,644
United AirLines, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 04/21/2028	4.500%	4,330,093	4,388,073
Total			13,843,000
Automotive 1.3%
Clarios Global LP(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.250% 04/30/2026	3.337%	2,608,283	2,590,886
First Brands Group LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 03/30/2027	6.000%	4,111,785	4,142,623
Truck Hero, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 01/31/2028	4.000%	3,734,990	3,717,175
Total			10,450,684

2	Columbia Floating Rate Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 1.5%
AlixPartners LLP(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 02/04/2028	3.250%	2,492,500	2,483,153
Citadel Securities LP(e),(f)
Term Loan
1-month USD LIBOR + 2.500% 02/02/2028	2.587%	3,482,500	3,452,028
Russell Investments US Institutional Holdco, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 1.000% 05/30/2025	4.500%	4,000,000	4,013,760
Wells Fargo(e),(f),(g)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 04/21/2028	3.750%	1,500,000	1,502,940
Total			11,451,881
Building Materials 4.2%
Apex Tool Group LLC(e),(f)
Term Loan
3-month USD LIBOR + 5.250% Floor 1.250% 08/01/2024	6.500%	2,941,558	2,941,558
Beacon Roofing Supply, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 2.250% 05/19/2028	2.337%	2,071,731	2,056,669
Cornerstone Building Brands, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.250% 04/12/2028	3.750%	3,160,963	3,154,641
Covia Holdings LLC(e),(f)
Term Loan
1-month USD LIBOR + 4.000% Floor 1.000% 07/31/2026	5.000%	2,080,573	2,070,170
CP Atlas Buyer, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 11/23/2027	4.250%	2,317,303	2,302,101
LBM Acquisition LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 12/17/2027	4.500%	2,239,784	2,208,047
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Park River Holdings, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 12/28/2027	4.000%	1,989,997	1,981,301
QUIKRETE Holdings, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 2.500% 02/01/2027	2.587%	1,989,873	1,969,139
QUIKRETE Holdings, Inc.(e),(f),(g)
Term Loan
1-month USD LIBOR + 3.000% 01/31/2027	3.081%	1,529,412	1,523,294
SRS Distribution, Inc.(e),(f),(g)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 06/02/2028	4.250%	2,000,000	1,999,440
Standard Industries, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 2.500% Floor 0.500% 09/22/2028	3.000%	2,832,600	2,828,549
US Silica Co.(e),(f)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 05/01/2025	5.000%	3,342,250	3,272,631
White Cap Buyer LLC(e),(f)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 10/19/2027	4.500%	2,477,481	2,482,263
Wilsonart LLC(e),(f)
Tranche E Term Loan
1-month USD LIBOR + 3.500% Floor 1.000% 12/31/2026	4.500%	2,260,014	2,261,438
Total			33,051,241
Cable and Satellite 3.2%
Charter Communications Operating LLC(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 02/01/2027	1.840%	1,541,323	1,530,010
Cogeco Communications Finance LP(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 01/03/2025	2.087%	1,989,495	1,968,148

Columbia Floating Rate Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(e),(f)
Term Loan
3-month USD LIBOR + 2.250% 07/17/2025	2.340%	2,392,503	2,334,939
3-month USD LIBOR + 2.250% 01/15/2026	2.340%	1,955,024	1,913,479
3-month USD LIBOR + 2.500% 04/15/2027	2.590%	980,044	959,218
DIRECTV Financing LLC(e),(f)
Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 08/02/2027	5.750%	4,285,700	4,287,758
Iridium Satellite LLC(e),(f)
Tranche B2 Term Loan
1-month USD LIBOR + 2.500% Floor 1.000% 11/04/2026	3.250%	2,993,469	2,995,355
Radiate Holdco LLC(e),(f),(g)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 09/25/2026	4.250%	1,486,114	1,481,730
Telesat Canada(e),(f)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 12/07/2026	2.840%	2,156,122	1,921,644
UPC Financing Partnership(e),(f)
Term Loan
1-month USD LIBOR + 3.000% 01/31/2029	3.090%	1,750,000	1,741,617
Virgin Media Bristol LLC(e),(f)
Tranche N Term Loan
3-month USD LIBOR + 2.500% 01/31/2028	2.590%	2,000,000	1,977,780
Tranche Q Term Loan
1-month USD LIBOR + 3.250% 01/31/2029	3.340%	2,175,000	2,173,195
Total			25,284,873
Chemicals 4.6%
Aruba Investments Holdings LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 11/24/2027	4.750%	1,492,500	1,494,366
Ascend Performance Materials Operations LLC(e),(f)
Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 08/27/2026	5.500%	3,499,133	3,529,120
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ColourOz Investment 1 GmbH(e),(f)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	5.250%	360,454	359,282
ColourOz Investment 2 LLC(e),(f)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	5.250%	2,180,450	2,173,364
Diamond BV(e),(f),(g)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 09/29/2028	3.500%	2,672,633	2,665,283
Herens Holdco SARL(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 07/03/2028	4.750%	1,425,000	1,426,582
Hexion, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.500% 07/01/2026	3.640%	1,312,070	1,309,878
INEOS Styrolution Group GmbH(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 01/29/2026	3.250%	2,194,500	2,194,500
Innophos Holdings, Inc.(c),(e),(f)
Term Loan
1-month USD LIBOR + 3.750% 02/05/2027	3.837%	1,231,250	1,232,789
Messer Industries GmbH(e),(f)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 03/02/2026	2.632%	2,521,223	2,503,095
Nouryon Finance BV(e),(f)
Term Loan
1-month USD LIBOR + 2.750% 10/01/2025	2.839%	3,441,408	3,413,464
Schenectady International Group, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 4.750% 10/15/2025	4.874%	2,993,771	2,992,514
Solenis Holdings LLC(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 06/26/2025	4.087%	1,951,486	1,948,676
2nd Lien Term Loan
3-month USD LIBOR + 8.500% 06/26/2026	8.587%	1,000,000	998,130

4	Columbia Floating Rate Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Solenis International LP(e),(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 09/15/2028	4.250%	1,228,211	1,226,160
Sparta U.S. Holdco LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 08/02/2028	4.250%	2,000,000	1,997,500
Trinseo Materials Operating SCA(e),(f)
Term Loan
1-month USD LIBOR + 2.500% 05/03/2028	2.587%	1,813,636	1,801,648
Tronox Finance LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 2.250% 03/10/2028	2.369%	1,520,583	1,508,236
WR Grace & Co.(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	4.250%	942,807	944,928
Total			35,719,515
Construction Machinery 0.2%
Columbus McKinnon Corp.(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 05/14/2028	3.250%	1,183,667	1,182,187
Consumer Cyclical Services 5.5%
Allied Universal Holdco LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 05/12/2028	4.250%	2,464,286	2,462,758
Amentum Government Services Holdings LLC(e),(f)
Tranche 1 1st Lien Term Loan
1-month USD LIBOR + 3.500% 01/29/2027	3.587%	1,484,962	1,476,305
Tranche 2 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 01/29/2027	5.500%	1,809,091	1,808,530
APX Group, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 07/10/2028	4.000%	2,352,939	2,343,739
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Conservice Midco, LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 4.250% 05/13/2027	4.382%	2,972,481	2,970,252
Cushman & Wakefield U.S. Borrower LLC(e),(f)
Term Loan
1-month USD LIBOR + 2.750% 08/21/2025	2.837%	2,370,772	2,352,493
IRI Holdings, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 12/01/2025	4.337%	3,158,188	3,161,346
Prime Security Services Borrower LLC(e),(f)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 0.750% 09/23/2026	3.500%	3,316,585	3,310,184
Signal Parent, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 04/03/2028	4.250%	2,493,750	2,443,875
Sotheby’s(e),(f)
Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 01/15/2027	5.000%	4,196,782	4,203,791
Staples, Inc.(e),(f)
Tranche B1 Term Loan
3-month USD LIBOR + 5.000% 04/16/2026	5.126%	2,698,099	2,590,445
TruGreen LP(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 11/02/2027	4.750%	2,481,250	2,481,250
Uber Technologies, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/04/2025	3.587%	2,238,432	2,238,432
1-month USD LIBOR + 3.500% 02/25/2027	3.587%	2,052,885	2,052,638
USS Ultimate Holdings, Inc./United Site Services, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 08/25/2024	4.750%	2,889,697	2,889,437

Columbia Floating Rate Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WaterBridge Midstream Operating LLC(e),(f)
Term Loan
3-month USD LIBOR + 5.750% Floor 1.000% 06/22/2026	6.750%	2,548,050	2,491,126
WW International, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 04/13/2028	4.000%	1,870,312	1,846,934
Total			43,123,535
Consumer Products 2.0%
Energizer Holdings, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/22/2027	2.750%	1,654,167	1,648,476
Kronos Acquisition Holdings Inc.(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 12/22/2026	4.250%	1,985,000	1,923,683
Prestige Brands, Inc.(e),(f)
Tranche B5 Term Loan
1-month USD LIBOR + 2.000% Floor 0.500% 07/03/2028	2.500%	1,590,909	1,588,666
Serta Simmons Bedding LLC(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 11/08/2023	4.500%	1,336,420	896,765
SRAM LLC(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 05/18/2028	3.250%	2,634,545	2,627,959
SWF Holdings I Corp.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	4.750%	3,491,094	3,460,547
Thor Industries, Inc.(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 3.000% 02/01/2026	3.125%	2,000,000	1,998,760
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Weber-Stephen Products LLC(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 10/30/2027	4.000%	1,666,858	1,669,641
Total			15,814,497
Diversified Manufacturing 3.0%
Bright Bidco BV/Lumileds LLC(e),(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/30/2024	4.500%	997,399	736,081
Brookfield WEC Holdings, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 08/01/2025	3.250%	1,496,231	1,485,009
DXP Enterprises, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 12/23/2027	5.750%	2,431,625	2,421,753
EWT Holdings III Corp.(e),(f)
Term Loan
1-month USD LIBOR + 2.500% 04/01/2028	2.625%	2,244,375	2,226,846
Filtration Group Corp.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 03/31/2025	3.087%	2,283,780	2,260,303
1-month USD LIBOR + 3.500% Floor 0.500% 10/21/2028	4.000%	706,953	705,716
Gates Global LLC(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 2.500% Floor 0.750% 03/31/2027	3.250%	2,642,033	2,634,318
Madison IAQ LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 06/21/2028	3.750%	2,240,880	2,235,277
TK Elevator Midco GmbH(e),(f),(g)
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 07/30/2027	4.000%	4,111,631	4,116,771
Vertiv Group Corp.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 2.750% 03/02/2027	2.830%	2,955,169	2,933,005

6	Columbia Floating Rate Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Zekelman Industries, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 2.000% 01/24/2027	2.086%	1,941,549	1,922,541
Total			23,677,620
Electric 2.1%
Carroll County Energy LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.500% 02/16/2026	3.632%	1,296,760	1,266,779
EFS Cogen Holdings I LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 10/01/2027	4.500%	1,914,170	1,913,863
Exgen Renewables IV LLC(e),(f)
Term Loan
1-month USD LIBOR + 2.500% Floor 1.000% 12/15/2027	3.500%	1,710,618	1,711,833
Invenergy Thermal Operating I LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 08/28/2025	3.087%	1,924,793	1,894,324
LMBE-MC Holdco II LLC(e),(f)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 12/03/2025	5.000%	2,364,507	2,252,193
Nautilus Power LLC(e),(f)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 05/16/2024	5.250%	1,334,494	1,168,937
New Frontera Holdings LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 13.000% 07/28/2026	14.000%	984,253	1,033,465
2nd Lien Term Loan
1-month USD LIBOR + 1.500% 07/28/2028	2.500%	339,370	186,654
PG&E Corp.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 06/23/2025	3.500%	1,974,963	1,952,132
West Deptford Energy Holdings LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 08/03/2026	3.837%	1,528,899	1,324,133
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WIN Waste Innovations Holdings, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 03/24/2028	3.250%	1,995,000	1,995,000
Total			16,699,313
Environmental 1.0%
EnergySolutions LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 05/09/2025	4.750%	3,429,095	3,429,095
GFL Environmental, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/30/2025	3.500%	2,044,681	2,047,237
Harsco Corp.(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 03/10/2028	2.750%	2,156,757	2,148,669
Total			7,625,001
Finance Companies 0.6%
FinCo I LLC(e),(f)
Term Loan
1-month USD LIBOR + 2.500% 06/27/2025	2.587%	2,487,437	2,478,109
IGT Holding IV AB(e),(f)
Tranche B2 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 03/31/2028	4.250%	2,354,833	2,351,890
Total			4,829,999
Food and Beverage 1.4%
Aramark Intermediate HoldCo Corp.(e),(f)
Tranche B5 Term Loan
1-month USD LIBOR + 2.500% 04/06/2028	2.587%	2,023,518	2,006,824
B&G Foods, Inc.(e),(f)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 10/10/2026	2.587%	1,700,000	1,703,536
Primary Products Finance LLC(e),(f),(g)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 10/25/2028	4.500%	1,661,301	1,666,502

Columbia Floating Rate Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Triton Water Holdings, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 03/31/2028	4.000%	1,884,167	1,880,530
United Natural Foods, Inc.(e),(f)
Tranche O Term Loan
3-month USD LIBOR + 3.500% 10/22/2025	3.587%	2,295,080	2,295,860
US Foods, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 1.750% 06/27/2023	1.837%	1,698,715	1,687,130
Total			11,240,382
Gaming 3.7%
Aristocrat Leisure Ltd.(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 1.000% 10/19/2024	4.750%	2,967,462	2,971,172
Bally’s Corp.(e),(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/02/2028	3.750%	2,802,644	2,799,140
Caesars Resort Collection LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	2.837%	1,878,166	1,868,587
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% 07/21/2025	3.587%	1,485,000	1,485,861
CBAC Borrower LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 07/08/2024	4.087%	1,871,104	1,843,038
CCM Merger, Inc./MotorCity Casino Hotel(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 11/04/2025	4.500%	2,988,743	2,988,743
Enterprise Development Authority(c),(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 02/28/2028	5.000%	1,772,727	1,774,855
Flutter Entertainment PLC(e),(f)
Term Loan
3-month USD LIBOR + 2.250% 07/21/2026	2.382%	3,392,875	3,379,507
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Golden Nugget Online Gaming, Inc.(c),(e),(f)
Term Loan
1-month USD LIBOR + 12.000% Floor 1.000% 10/04/2023	13.000%	1,500,000	1,612,500
PCI Gaming Authority(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 05/29/2026	2.587%	3,124,866	3,109,960
Scientific Games International, Inc.(e),(f)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 08/14/2024	2.837%	2,606,530	2,594,384
Spectacle Gary Holdings LLC(e),(f)
Delayed Draw Term Loan
3-month USD LIBOR + 9.000% Floor 2.000% 12/23/2025	11.000%	165,127	179,988
Term Loan
3-month USD LIBOR + 9.000% Floor 2.000% 12/23/2025	11.000%	2,278,748	2,483,836
Total			29,091,571
Health Care 6.5%
athenahealth, Inc.(e),(f)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 4.250% 02/11/2026	4.377%	3,438,969	3,447,566
Carestream Health, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 6.750% Floor 1.000% 05/08/2023	7.750%	1,225,949	1,229,014
Change Healthcare Holdings LLC(e),(f)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/01/2024	3.500%	3,040,838	3,037,371
CHG Healthcare Services, Inc.(e),(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 09/29/2028	4.000%	2,000,000	2,000,000
CPI Holdco LLC(e),(f)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 4.000% 11/04/2026	3.837%	2,381,864	2,380,387
Envision Healthcare Corp.(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 10/10/2025	3.837%	2,814,384	2,323,049

8	Columbia Floating Rate Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ICON PLC(e),(f)
Term Loan
3-month USD LIBOR + 2.500% 07/03/2028	3.000%	2,744,990	2,744,688
3-month USD LIBOR + 2.500% 07/03/2028	3.000%	683,916	683,841
LifePoint Health, Inc.(e),(f)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% 11/16/2025	3.837%	2,171,526	2,165,271
Medline Industries LP(e),(f),(g)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/23/2028	3.750%	5,604,475	5,610,023
National Mentor Holdings, Inc.(e),(f),(h)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	4.500%	2,624,149	2,606,646
National Mentor Holdings, Inc.(e),(f)
Delayed Draw 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	3.750%	122,111	121,297
Tranche C 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	4.500%	82,843	82,291
Ortho-Clinical Diagnostics, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 06/30/2025	3.080%	3,250,000	3,247,302
Phoenix Guarantor, Inc.(e),(f)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.250% 03/05/2026	3.338%	2,248,451	2,233,342
Tranche B3 1st Lien Term Loan
1-month USD LIBOR + 3.500% 03/05/2026	3.586%	995,000	990,652
Pluto Acquisition I, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 4.000% 06/22/2026	4.121%	1,948,242	1,946,625
PPD, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 2.000% Floor 0.500% 01/13/2028	2.500%	2,653,333	2,647,125
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Radiology Partners, Inc.(e),(f),(g)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.250% 07/09/2025	4.335%	3,000,000	2,994,990
Select Medical Corp.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/06/2025	2.340%	2,571,818	2,552,530
Surgery Center Holdings, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	4.500%	1,990,000	1,993,602
Team Health Holdings, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/06/2024	3.750%	1,859,484	1,771,158
Upstream Newco, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 4.250% 11/20/2026	4.337%	1,984,950	1,981,853
Total			50,790,623
Independent Energy 0.5%
Hamilton Projects Acquiror LLC(e),(f)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 06/17/2027	5.750%	1,703,438	1,702,722
Oryx Midstream Services Permian Basin LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/05/2028	3.750%	2,514,739	2,503,951
Total			4,206,673
Leisure 3.4%
Carnival Corp.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 10/18/2028	4.000%	2,508,621	2,505,485
ClubCorp Holdings, Inc.(e),(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 2.750% 09/18/2024	2.882%	1,000,000	942,810
Crown Finance US, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.500% 02/28/2025	3.500%	2,630,780	2,165,132

Columbia Floating Rate Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B1 Term Loan
1-month USD LIBOR + 7.000% 05/23/2024	7.000%	773,875	933,293
Formula One Management Ltd.(e),(f)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 02/01/2024	3.500%	4,000,000	3,983,760
Life Time, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 12/16/2024	5.750%	1,017,672	1,025,946
Metro-Goldwyn-Mayer, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 2.500% 07/03/2025	2.590%	1,779,729	1,767,502
2nd Lien Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 07/03/2026	5.500%	2,225,000	2,222,219
NAI Entertainment Holdings LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 05/08/2025	3.500%	2,941,192	2,879,603
UFC Holdings LLC(e),(f)
Tranche B3 1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 04/29/2026	3.500%	4,039,918	4,014,668
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(e),(f)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% 05/18/2025	2.840%	4,020,832	3,936,516
Total			26,376,934
Lodging 0.7%
Hilton Grand Vacations Borrower LLC(e),(f),(g)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 08/02/2028	3.500%	2,764,706	2,769,544
Playa Resorts Holding BV(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 1.000% 04/29/2024	3.750%	2,889,430	2,816,905
Total			5,586,449
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 6.8%
Alchemy Copyrights LLC(c),(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 03/10/2028	3.500%	2,475,047	2,475,047
AppLovin Corp.(e),(f),(g)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 10/21/2028	3.500%	1,446,200	1,442,585
Cengage Learning, Inc.(e),(f)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	5.750%	2,302,743	2,313,059
Clear Channel Outdoor Holdings, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 08/21/2026	3.629%	2,954,924	2,905,577
Creative Artists Agency LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 11/27/2026	3.837%	2,957,424	2,940,330
E.W. Scripps Co. (The)(e),(f)
Tranche B2 Term Loan
1-month USD LIBOR + 2.563% 05/01/2026	3.313%	1,477,387	1,471,847
Tranche B3 Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 01/07/2028	3.750%	1,041,000	1,041,489
Emerald Expositions Holding, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.500% 05/22/2024	2.587%	2,789,358	2,660,350
Entravision Communications Corp.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 11/29/2024	2.837%	1,065,000	1,052,018
Gray Television, Inc.(e),(f),(g)
Term Loan
1-month USD LIBOR + 3.000% 10/27/2028	3.087%	3,000,000	2,996,250
Hubbard Radio LLC(e),(f)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 03/28/2025	5.250%	2,630,089	2,628,985

10	Columbia Floating Rate Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
iHeartCommunications, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% 05/01/2026	3.087%	1,703,205	1,690,124
Indy US Bidco, LLC(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 4.000% 03/06/2028	4.087%	3,016,094	3,021,764
Learfield Communications LLC(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/01/2023	4.250%	2,186,763	2,097,347
Lions Gate Capital Holdings LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/24/2025	2.337%	1,404,430	1,391,438
NASCAR Holdings, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.500% 10/19/2026	2.587%	1,685,832	1,679,511
NEP Group, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 10/20/2025	3.337%	1,500,000	1,453,365
Nexstar Broadcasting, Inc.(e),(f)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 09/18/2026	2.582%	3,225,492	3,219,041
Playtika Holding Corp.(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 2.750% 03/13/2028	2.837%	3,142,105	3,135,224
PUG LLC(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 02/12/2027	3.587%	4,035,674	3,963,355
Sinclair Television Group, Inc.(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 3.000% 04/01/2028	3.090%	1,484,493	1,462,225
Terrier Media Buyer, Inc.(e),(f)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.500% 12/17/2026	3.587%	2,829,866	2,817,839
Univision Communications, Inc.(e),(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 03/15/2026	4.000%	997,500	996,752
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 05/05/2028	4.000%	2,250,000	2,246,827
Total			53,102,349
Midstream 2.3%
Buckeye Partners LP(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 2.250% 11/01/2026	2.334%	1,994,739	1,984,526
CQP Holdco LP(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 06/05/2028	4.250%	2,394,000	2,391,008
GIP III Stetson I LP/II LP(e),(f)
Term Loan
3-month USD LIBOR + 4.250% 07/18/2025	4.337%	2,712,962	2,611,904
ITT Holdings LLC(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/10/2028	3.250%	2,571,429	2,559,651
Navitas Midstream Midland Basin LLC(e),(f)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 12/13/2024	4.750%	2,053,616	2,052,980
Prairie ECI Acquiror LP(e),(f)
Term Loan
1-month USD LIBOR + 4.750% 03/11/2026	4.837%	1,637,500	1,580,810
Stonepeak Lonestar Holdings LLC(e),(f)
Term Loan
3-month USD LIBOR + 4.500% 10/19/2026	4.624%	1,919,355	1,923,462
Traverse Midstream Partners LLC(e),(f)
Term Loan
SOFR + 5.500% Floor 1.000% 09/27/2024	4.300%	2,794,446	2,790,366
Total			17,894,707
Oil Field Services 0.4%
ChampionX Corp.(e),(f)
Term Loan
3-month USD LIBOR + 2.500% 05/09/2025	2.625%	1,168,288	1,159,526

Columbia Floating Rate Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lealand Finance Company BV(c),(e),(f)
Term Loan
1-month USD LIBOR + 3.000% 06/28/2024	3.087%	33,314	18,323
Lealand Finance Company BV(e),(f)
Term Loan
3-month USD LIBOR + 1.000% 06/30/2025	1.087%	429,743	191,953
MRC Global, Inc.(c),(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 09/20/2024	3.087%	2,165,181	2,159,768
Total			3,529,570
Other Industry 1.4%
APi Group, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.500% 10/01/2026	2.587%	1,683,544	1,681,019
APi Group, Inc.(e),(f),(g)
Term Loan
1-month USD LIBOR + 2.750% 10/07/2028	2.832%	1,612,685	1,612,282
Hamilton Holdco LLC/Reece International Pty Ltd.(e),(f)
Term Loan
3-month USD LIBOR + 2.000% 01/02/2027	2.140%	1,594,855	1,580,230
Hillman Group, Inc. (The)(e),(f),(h)
Delayed Draw Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/14/2028	1.525%	421,941	420,625
Hillman Group, Inc. (The)(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/14/2028	3.250%	1,761,603	1,756,107
Lightstone Holdco LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/30/2024	4.750%	2,814,073	2,475,202
Tranche C Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/30/2024	4.750%	158,718	139,605
Vericast Corp.(e),(f)
Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 06/16/2026	8.750%	1,114,029	1,021,653
Total			10,686,723
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 2.9%
Altium Packaging LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 02/03/2028	3.250%	1,384,348	1,370,214
Anchor Glass Container Corp.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 12/07/2023	3.750%	1,571,976	1,447,444
2nd Lien Term Loan
3-month USD LIBOR + 7.750% Floor 1.000% 12/07/2024	8.750%	333,333	170,973
Anchor Glass Container Corp.(c),(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 12/07/2023	6.000%	476,400	428,760
BWAY Holding Co.(e),(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 04/03/2024	3.372%	2,000,000	1,945,320
Charter Next Generation, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 12/01/2027	4.500%	2,779,997	2,786,503
Flex Acquisition Co., Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 03/02/2028	4.000%	1,980,937	1,974,875
Tranche B Term Loan
3-month USD LIBOR + 3.000% 06/29/2025	3.131%	1,563,187	1,550,306
Graham Packaging Co., Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 08/04/2027	3.750%	2,071,371	2,065,716
Packaging Coordinators Midco, Inc.(e),(f)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.500% 11/30/2027	4.250%	2,985,000	2,988,104
Pactiv Evergreen Inc.(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 09/24/2028	4.000%	1,329,500	1,326,548

12	Columbia Floating Rate Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pactiv Evergreen, Inc.(e),(f)
Tranche B2 Term Loan
1-month USD LIBOR + 3.250% 02/05/2026	3.337%	1,042,125	1,034,893
Tosca Services LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 08/18/2027	4.250%	1,985,000	1,982,519
Trident TPI Holdings, Inc.(e),(f),(g),(h)
Delayed Draw Tranche B3 Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 09/15/2028	4.202%	111,074	111,233
Trident TPI Holdings, Inc.(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 09/15/2028	4.500%	783,070	784,190
Twist Beauty International Holdings S.A.(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 04/20/2024	4.000%	626,653	606,287
Total			22,573,885
Pharmaceuticals 2.6%
Bausch Health Companies, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	3.087%	2,904,550	2,897,114
Elanco Animal Health, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 1.750% 08/01/2027	1.832%	1,962,340	1,944,817
Endo Luxembourg Finance Co. I SARL(e),(f)
Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 03/27/2028	5.750%	3,029,054	2,949,117
Grifols Worldwide Operations Ltd.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 11/15/2027	2.074%	2,297,956	2,264,636
Jazz Financing PLC(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 05/05/2028	4.000%	2,394,000	2,396,993
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Mallinckrodt International Finance SA(e),(f)
Term Loan
3-month USD LIBOR + 5.000% Floor 0.750% 02/24/2025	6.250%	1,687,980	1,568,066
Organon & Co.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 06/02/2028	3.500%	2,728,456	2,733,585
Sunshine Luxembourg VII SARL(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 10/01/2026	4.500%	3,437,087	3,442,689
Total			20,197,017
Property & Casualty 2.8%
Asurion LLC(e),(f)
Tranche B3 2nd Lien Term Loan
1-month USD LIBOR + 5.250% 01/31/2028	5.337%	1,600,000	1,593,424
Tranche B4 2nd Lien Term Loan
1-month USD LIBOR + 5.250% 01/20/2029	5.337%	2,355,981	2,344,696
Tranche B6 Term Loan
3-month USD LIBOR + 3.125% 11/03/2023	3.212%	880,480	878,093
Tranche B7 Term Loan
3-month USD LIBOR + 3.000% 11/03/2024	3.087%	1,325,463	1,315,111
Tranche B8 Term Loan
1-month USD LIBOR + 3.250% 12/23/2026	3.337%	2,010,069	1,989,024
Tranche B9 Term Loan
1-month USD LIBOR + 3.250% 07/31/2027	3.337%	1,492,500	1,477,575
Hub International Ltd.(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 04/25/2025	2.875%	2,984,596	2,950,004
Tranche B3 Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 04/25/2025	4.000%	1,488,750	1,486,889
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub, Ltd.(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 12/31/2025	3.337%	2,417,771	2,392,094
3-month USD LIBOR + 3.750% 09/03/2026	3.837%	1,246,811	1,243,383

Columbia Floating Rate Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
USI, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 05/16/2024	3.132%	2,068,408	2,051,778
1-month USD LIBOR + 3.250% 12/02/2026	3.382%	1,979,873	1,965,440
Total			21,687,511
Railroads 0.3%
Genesee & Wyoming, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.000% 12/30/2026	2.132%	1,984,887	1,972,699
Restaurants 1.3%
1011778 BC ULC(e),(f)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	1.837%	4,200,431	4,115,666
IRB Holding Corp.(e),(f)
Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/15/2027	4.250%	1,985,000	1,983,591
IRB Holding Corp.(e),(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.750%	1,246,770	1,243,129
Whatabrands LLC(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 08/03/2028	3.750%	2,606,682	2,603,919
Total			9,946,305
Retailers 2.3%
Belk, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 7.500% Floor 1.000% 07/31/2025	8.500%	532,052	531,164
Belk, Inc.(e)
1st Lien Term Loan
07/31/2025	5.000%	1,798,867	1,357,389
Burlington Coat Factory Warehouse Corp.(e),(f)
Tranche B6 Term Loan
1-month USD LIBOR + 2.000% 06/24/2028	2.090%	2,316,228	2,301,751
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Great Outdoors Group, LLC(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 03/06/2028	5.000%	4,876,483	4,887,651
Harbor Freight Tools USA, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 10/19/2027	3.250%	2,955,038	2,943,631
Osmosis Buyer Limited(e),(f),(g)
Delayed Draw Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 07/31/2028	4.500%	260,234	261,101
Osmosis Buyer Limited(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 07/31/2028	4.500%	2,081,871	2,088,804
PetSmart LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 02/11/2028	4.500%	3,990,000	3,991,436
Total			18,362,927
Technology 19.8%
Arches Buyer, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 12/06/2027	3.750%	3,395,248	3,378,272
Atlas CC Acquisition Corp.(e),(f)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 05/25/2028	5.000%	2,155,162	2,162,339
Tranche C 1st Lien Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 05/25/2028	5.000%	438,338	439,798
Atlas Purchaser, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.750% 05/08/2028	6.000%	2,992,500	2,937,647
Avaya, Inc.(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 4.250% 12/15/2027	4.340%	2,982,808	2,989,699

14	Columbia Floating Rate Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B2 Term Loan
1-month USD LIBOR + 4.000% 12/15/2027	4.090%	1,195,555	1,196,715
Camelot U.S. Acquisition 1 Co.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 10/30/2026	4.000%	2,731,862	2,735,960
1-month USD LIBOR + 3.000% 10/30/2026	3.087%	1,246,827	1,239,346
Celestica, Inc.(c),(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.125% 06/27/2025	2.213%	2,531,786	2,519,127
Celestica, Inc.(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 06/27/2025	2.588%	435,000	433,099
Cloudera, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/08/2028	4.250%	2,733,906	2,727,071
CommScope, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 04/06/2026	3.337%	4,526,815	4,463,168
CoreLogic, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 06/02/2028	4.000%	3,750,000	3,747,187
Cornerstone OnDemand, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/16/2028	4.250%	2,682,483	2,676,448
Cyxtera DC Holdings, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/01/2024	4.000%	1,943,957	1,930,291
Dawn Acquisition LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 12/31/2025	3.882%	4,274,647	3,602,929
DCert Buyer, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 10/16/2026	4.087%	2,492,075	2,492,349
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Dun & Bradstreet Corp. (The)(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 02/06/2026	3.338%	3,616,835	3,600,704
Endurance International Group Holdings, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 02/10/2028	4.250%	3,145,962	3,089,586
Everi Holdings, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 2.500% 08/03/2028	3.000%	2,532,462	2,527,549
Evertec Group LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/27/2024	3.587%	2,336,362	2,337,086
Idemia Group S.A.S.(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 4.500% Floor 0.750% 01/10/2026	5.250%	3,363,834	3,364,675
Idera, Inc.(e),(f)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	4.500%	2,679,716	2,674,142
Informatica Corp.(e),(f),(g)
Term Loan
1-month USD LIBOR + 2.750% 10/13/2028	2.875%	3,724,979	3,715,667
Ingram Micro Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 06/30/2028	4.000%	1,381,154	1,383,916
ION Trading Finance Ltd.(e),(f)
Term Loan
1-month USD LIBOR + 4.750% 04/01/2028	4.917%	1,936,324	1,939,964
LogMeIn, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 4.750% 08/31/2027	4.834%	3,481,231	3,475,522
Loyalty Ventures, Inc.(e),(f),(g)
Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 10/08/2027	5.000%	3,114,676	3,095,209

Columbia Floating Rate Fund | Quarterly Report 2021	15

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lummus Technology Holdings V LLC(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.500% Floor 1.000% 06/30/2027	3.587%	1,889,787	1,883,758
MA FinanceCo LLC(e),(f)
Tranche B3 Term Loan
3-month USD LIBOR + 2.750% 06/21/2024	2.837%	695,879	688,266
Tranche B4 Term Loan
1-month USD LIBOR + 4.250% Floor 1.000% 06/05/2025	5.250%	609,375	613,756
Maxar Technologies Ltd.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/04/2024	2.840%	1,988,586	1,974,745
McAfee LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 09/30/2024	3.837%	3,225,027	3,227,058
Misys Ltd.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	4.500%	3,956,659	3,933,908
Mitchell International, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/15/2028	4.250%	1,343,904	1,331,137
MKS Instruments, inc.(e),(f),(g)
Term Loan
1-month USD LIBOR + 2.251% Floor 0.500% 10/20/2028	2.750%	2,253,662	2,250,845
Monotype Imaging Holdings Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 5.500% 10/09/2026	6.500%	1,925,000	1,925,000
MYOB US Borrower LLC(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 05/06/2026	4.087%	1,612,875	1,610,182
Natel Engineering Co., Inc.(e),(f)
Term Loan
3-month USD LIBOR + 6.250% Floor 1.000% 04/30/2026	7.250%	2,899,953	2,829,861
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
NCR Corp.(c),(e),(f)
Term Loan
1-month USD LIBOR + 2.500% 08/28/2026	2.630%	1,962,350	1,923,103
Neustar, Inc.(e),(f)
Tranche B5 1st Lien Term Loan
3-month USD LIBOR + 4.500% 08/08/2024	5.500%	2,885,162	2,886,605
Nielsen Finance LLC/VNU, Inc.(e),(f)
Tranche B4 Term Loan
3-month USD LIBOR + 2.000% 10/04/2023	2.086%	2,784,855	2,781,569
Peraton Corp.(e),(f)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 02/01/2028	4.500%	5,094,327	5,099,880
Pitney Bowes, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 4.000% 03/17/2028	4.090%	2,581,622	2,581,622
Plantronics, Inc.(e),(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 07/02/2025	2.587%	2,000,000	1,945,620
Presidio Holdings Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.500% 01/22/2027	3.628%	1,741,184	1,736,831
Proofpoint, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 08/31/2028	3.750%	2,000,000	1,990,900
Rackspace Technology Global, Inc.(e),(f)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 02/15/2028	3.500%	2,238,750	2,222,385
Riverbed Technology, Inc.(e),(f)
2nd Lien Term Loan
1-month USD LIBOR + 6.500% Floor 1.000% 12/31/2026	7.500%	626,257	174,726
Term Loan
1-month USD LIBOR + 6.000% Floor 1.000% 12/31/2025	7.000%	1,331,236	1,213,089

16	Columbia Floating Rate Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sabre GLBL Inc.(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/17/2027	4.000%	737,215	734,635
Tranche B2 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/17/2027	4.000%	1,175,165	1,171,052
SCS Holdings I, Inc./Sirius Computer Solutions, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 07/01/2026	3.587%	1,735,218	1,733,864
Seattle SpinCo, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.750% 06/21/2024	2.837%	2,583,523	2,555,259
Sitel Group(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 08/28/2028	4.250%	2,065,635	2,068,857
Sophia LP(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 10/07/2027	4.000%	1,786,500	1,787,143
Sovos Compliance LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 08/11/2028	5.000%	791,798	796,002
Sovos Compliance LLC(e),(f),(g)
Delayed Draw Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 08/11/2028	2.250%	136,736	137,462
SS&C Technologies Holdings, Inc.(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	1.837%	714,832	706,941
Tranche B4 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	1.837%	543,173	537,177
Tempo Acquisition LLC(e),(f),(g)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 11/02/2026	3.750%	2,977,425	2,983,618
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
TIBCO Software, Inc.(e),(f)
2nd Lien Term Loan
1-month USD LIBOR + 7.250% 03/03/2028	7.340%	1,250,000	1,252,188
Tranche B3 Term Loan
1-month USD LIBOR + 3.750% 06/30/2026	3.840%	2,195,402	2,157,663
TTM Technologies, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/28/2024	2.582%	1,020,496	1,017,945
UKG, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	3.837%	2,217,405	2,219,800
1-month USD LIBOR + 3.250% Floor 0.750% 05/04/2026	4.000%	2,970,056	2,973,412
Ultra Clean Holdings, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.750% 08/27/2025	3.837%	2,032,864	2,036,035
Veritas, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 09/01/2025	6.000%	2,367,792	2,373,711
Verscend Holdings Corp.(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 4.000% 08/27/2025	4.087%	2,493,750	2,496,867
Xperi Holding Corp.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 06/08/2028	3.587%	3,258,080	3,248,176
Total			154,688,118
Transportation Services 0.2%
First Student Bidco Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 07/21/2028	3.500%	1,055,858	1,048,076
Tranche C Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 07/21/2028	3.500%	389,746	386,874
Total			1,434,950

Columbia Floating Rate Fund | Quarterly Report 2021	17

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.8%
Numericable US LLC(e),(f)
Tranche B11 Term Loan
3-month USD LIBOR + 2.750% 07/31/2025	2.879%	3,390,250	3,330,209
SBA Senior Finance II LLC(e),(f)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	1.840%	2,816,882	2,792,826
Total			6,123,035
Wirelines 1.2%
Level 3 Financing, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 03/01/2027	1.837%	2,395,028	2,362,527
Lumen Technologies, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 2.250% 03/15/2027	2.337%	1,473,750	1,454,105
WireCo WorldGroup(e),(f),(g)
Term Loan
1-month USD LIBOR + 4.250% Floor 0.500% 10/27/2028	4.250%	1,488,809	1,477,643
Zayo Group Holdings, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% 03/09/2027	3.087%	4,447,533	4,374,905
Total			9,669,180
Total Senior Loans (Cost $726,718,319)			724,635,279

Warrants 0.7%
Issuer	Shares	Value ($)
Communication Services 0.6%
Diversified Telecommunication Services 0.4%
Windstream Corp.(a),(c)	139,708	2,829,087
Warrants (continued)
Issuer	Shares	Value ($)
Entertainment 0.0%
Cineworld Finance US, Inc.(a)	239,433	104,153
Media 0.2%
iHeartCommunications, Inc.(a)	84,607	1,797,899
Total Communication Services		4,731,139
Energy 0.0%
Energy Equipment & Services 0.0%
Fieldwood Energy LLC(a)	11,734	120,273
Fieldwood Energy LLC(a)	22,598	138,413
Total		258,686
Total Energy		258,686
Financials 0.1%
Diversified Financial Services 0.1%
Spectacle BidCo Holdings, Inc.(a)	190,476	375,150
Total Financials		375,150
Total Warrants (Cost $3,182,330)		5,364,975

Money Market Funds 4.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.072%(i),(j)	34,457,687	34,454,241
Total Money Market Funds (Cost $34,454,241)		34,454,241
Total Investments in Securities (Cost: $815,720,146)		817,076,957
Other Assets & Liabilities, Net		(34,281,706)
Net Assets		782,795,251

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2021, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2021, the total value of these securities amounted to $27,980,264, which represents 3.57% of total net assets.
18	Columbia Floating Rate Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	The stated interest rate represents the weighted average interest rate at October 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(f)	Variable rate security. The interest rate shown was the current rate as of October 31, 2021.
(g)	Represents a security purchased on a forward commitment basis.
(h)	At October 31, 2021, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Hillman Group, Inc. (The) Delayed Draw Term Loan 07/14/2028 1.525%	388185
National Mentor Holdings, Inc. 1st Lien Term Loan 03/02/2028 4.500%	122111
Trident TPI Holdings, Inc. Delayed Draw Tranche B3 Term Loan 09/15/2028 4.202%	66311

(i)	The rate shown is the seven-day current annualized yield at October 31, 2021.
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.072%
	49,900,918	65,014,602	(80,461,279)	—	34,454,241	—	8,078	34,457,687
Abbreviation Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Floating Rate Fund | Quarterly Report 2021	19

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT149_07_L01_(12/21)